INCOME TAX (Details 2) In Millions, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 RUB	Dec. 31, 2012 Dutch USD ($)	Dec. 31, 2012 Dutch RUB
Operating loss carryforwards
Net operating loss carryforwards			$ 11.0	333.0
Benefit related to NOLs to be recorded in additional paid-in capital if and when realized			0.8	25.0
Benefit related to other tax effects to be recorded in additional paid-in capital if and when realized	$ 7.9	240.0